Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Income and Comprehensive Income
Profit for the year	$ 85,416	$ 139,692
Item that will be reclassified subsequently to profit or loss:
Net exchange (loss) gain on translation of foreign currency balances	(24,371)	21,695
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(24,371)	21,695
Items that will not be reclassified subsequently to profit or loss:
Remeasurement - actuarial gain	9,060	6,299
Tax effect	520	(3,845)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	9,580	2,454
Transferred to income statement:
Wind up of subsidiaries		3,021
Other comprehensive (loss) income net of tax, for the year	(14,791)	27,170
Total comprehensive income for the year	$ 70,625	$ 166,862